SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity Price Risk (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 07, 2025
Price Risk Derivatives [Line Items]
Unrealized (loss) gain on investment in MGM Resorts International	$ (649,178)	$ 721,668	$ (723,515)
Investment in MGM Resorts International	$ 2,242,672	2,891,850
MGM
Price Risk Derivatives [Line Items]
Investment common shares owned (in shares)	64.7
Ownership percentage	22.00%
Unrealized (loss) gain on investment in MGM Resorts International	$ (649,200)	721,700	$ (723,500)
Cumulative unrealized net pre-tax gain	978,800
Investment in MGM Resorts International	$ 2,200,000	$ 2,900,000
Equity method investments, percentage of assets	23.00%	28.00%
Unrealized gain (loss), impact in $2.00 change in share price	$ 129,400
MGM | Subsequent Event
Price Risk Derivatives [Line Items]
Investment in MGM Resorts International				$ 2,200,000